SHARE-BASED PAYMENTS, Summary of Options and Performance Rights Granted as Share-Based Payments (Details)						12 Months Ended
		May 01, 2017 shares	[1]	Dec. 09, 2016 shares	Sep. 27, 2016 shares	Jun. 30, 2019 AUD ($) shares $ / shares		Jun. 30, 2018 AUD ($) shares $ / shares		Jun. 30, 2017 AUD ($) shares $ / shares
Number of outstanding instruments [Abstract]
Outstanding at beginning of year (in shares)						81,200,000		58,650,000		4,400,000
Options granted during the year (in shares)						4,950,000		28,650,000		56,450,000
Rights lapsed during the year (in shares)						(1,100,000)		(1,100,000)		(2,200,000)
Rights converted during the year (in shares)						(350,000)		(5,000,000)		0
Outstanding at end of year (in shares)						84,700,000		81,200,000		58,650,000
Number of incentive share options issued (in shares)						1,200,000
Weighted average exercise price of instruments [Abstract]
Outstanding at beginning of year (in dollars per share) | $ / shares						$ 0.13		$ 0.10		$ 0
Options granted during the year (in dollars per share) | $ / shares						0.22		0.17		0.10
Rights lapsed during the year (in dollars per share) | $ / shares						0		0		0
Rights converted during the year (in dollars per share) | $ / shares						0		0.05		0
Outstanding at end of year (in dollars per share) | $ / shares						$ 0.14		$ 0.13		$ 0.10
Incentive options and performance rights [Abstract]
Number (in shares)		3,450,000		8,000,000	45,000,000	4,950,000	[1],[2]	28,250,000	[1]
Number (in shares)	[1]					0	[2]	400,000
Options [Member]
Incentive options and performance rights [Abstract]
Fair value (in dollars per share) | $						$ 0.064		$ 0.051		$ 0.030
Rights [Member]
Incentive options and performance rights [Abstract]
Fair Value (in dollars per share) | $						$ 0		$ 0.187		$ 0
Series 1 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						19,000,000
Grant date						September 27, 2016
Expiry date						Dec. 31, 2019
Exercise price (in dollars per share) | $ / shares						$ 0.05
Fair value (in dollars per share) | $						$ 0.0360
Series 2 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						13,000,000
Grant date						September 27, 2016
Expiry date						Dec. 31, 2019
Exercise price (in dollars per share) | $ / shares						$ 0.10
Fair value (in dollars per share) | $						$ 0.0270
Series 3 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						13,000,000
Grant date						September 27, 2016
Expiry date						Dec. 31, 2019
Exercise price (in dollars per share) | $ / shares						$ 0.15
Fair value (in dollars per share) | $						$ 0.0220
Series 4 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						1,000,000
Grant date						December 9, 2016
Expiry date						Dec. 31, 2019
Exercise price (in dollars per share) | $ / shares						$ 0.08
Fair value (in dollars per share) | $						$ 0.0410
Series 5 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						3,500,000
Grant date						December 9, 2016
Expiry date						Dec. 31, 2019
Exercise price (in dollars per share) | $ / shares						$ 0.10
Fair value (in dollars per share) | $						$ 0.0370
Series 6 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						3,500,000
Grant date						December 9, 2016
Expiry date						Dec. 31, 2019
Exercise price (in dollars per share) | $ / shares						$ 0.15
Fair value (in dollars per share) | $						$ 0.0300
Series 7 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						1,150,000
Grant date						May 1, 2017
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.15
Fair value (in dollars per share) | $						$ 0.0400
Series 8 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						1,150,000
Grant date						May 1, 2017
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.20
Fair value (in dollars per share) | $						$ 0.0340
Series 9 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						1,150,000
Grant date						May 1, 2017
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.25
Fair value (in dollars per share) | $						$ 0.0300
Series 10 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						6,000,000
Grant date						July 10, 2017
Expiry date						Jul. 10, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.10
Fair value (in dollars per share) | $						$ 0.0480
Series 11 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						6,000,000
Grant date						July 10, 2017
Expiry date						Jan. 10, 2021
Exercise price (in dollars per share) | $ / shares						$ 0.12
Fair value (in dollars per share) | $						$ 0.0470
Series 12 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						6,000,000
Grant date						July 10, 2017
Expiry date						Jul. 10, 2021
Exercise price (in dollars per share) | $ / shares						$ 0.16
Fair value (in dollars per share) | $						$ 0.0460
Series 13 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						6,000,000
Grant date						July 10, 2017
Expiry date						Jul. 10, 2022
Exercise price (in dollars per share) | $ / shares						$ 0.24
Fair value (in dollars per share) | $						$ 0.0450
Series 14 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						150,000
Grant date						October 13, 2017
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.15
Fair value (in dollars per share) | $						$ 0.1030
Series 15 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						150,000
Grant date						October 13, 2017
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.20
Fair value (in dollars per share) | $						$ 0.0910
Series 16 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						150,000
Grant date						October 13, 2017
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.25
Fair value (in dollars per share) | $						$ 0.0810
Series 17 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						1,050,000
Grant date						January 1, 2018
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.25
Fair value (in dollars per share) | $						$ 0.0910
Series 18 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						1,050,000
Grant date						January 1, 2018
Expiry date						Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.35
Fair value (in dollars per share) | $						$ 0.0850
Series 19 [Member] | Rights [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						150,000
Grant date						January 1, 2018
Expiry date						Dec. 31, 2018
Exercise price (in dollars per share) | $ / shares						$ 0
Fair Value (in dollars per share) | $						$ 0.1900
Series 20 [Member] | Rights [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						150,000
Grant date						January 1, 2018
Expiry date						Dec. 31, 2019
Exercise price (in dollars per share) | $ / shares						$ 0
Fair Value (in dollars per share) | $						$ 0.1900
Series 21 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						100,000
Grant date						February 26, 2018
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.25
Fair value (in dollars per share) | $						$ 0.0680
Series 22 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						100,000
Grant date						February 26, 2018
Expiry date						Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.35
Fair value (in dollars per share) | $						$ 0.0630
Series 23 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						100,000
Grant date						March 12, 2018
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.25
Fair value (in dollars per share) | $						$ 0.0600
Series 24 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						100,000
Grant date						March 12, 2018
Expiry date						Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.35
Fair value (in dollars per share) | $						$ 0.0560
Series 25 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						500,000
Grant date						May 7, 2018
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.25
Fair value (in dollars per share) | $						$ 0.0550
Series 26 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						500,000
Grant date						May 7, 2018
Expiry date						Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.35
Fair value (in dollars per share) | $						$ 0.0510
Series 27 [Member] | Rights [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						50,000
Grant date						May 29, 2018
Expiry date						Dec. 31, 2018
Exercise price (in dollars per share) | $ / shares						$ 0
Fair Value (in dollars per share) | $						$ 0.1790
Series 28 [Member] | Rights [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						50,000
Grant date						May 29, 2018
Expiry date						Dec. 31, 2019
Exercise price (in dollars per share) | $ / shares						$ 0
Fair Value (in dollars per share) | $						$ 0.1790
Series 29 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						150,000
Grant date						June 15, 2018
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.25
Fair value (in dollars per share) | $						$ 0.0810
Series 30 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						150,000
Grant date						June 15, 2018
Expiry date						Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.35
Fair value (in dollars per share) | $						$ 0.0750
Series 31 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						375,000
Grant date						July 13, 2018
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.25
Fair value (in dollars per share) | $						$ 0.0630
Series 32 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						375,000
Grant date						July 13, 2018
Expiry date						Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.35
Fair value (in dollars per share) | $						$ 0.0590
Series 33 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						500,000
Grant date						August 1, 2018
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.25
Fair value (in dollars per share) | $						$ 0.0640
Series 34 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						500,000
Grant date						August 1, 2018
Expiry date						Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.35
Fair value (in dollars per share) | $						$ 0.0580
Series 35 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						1,500,000
Grant date						May 7, 2019
Expiry date						Jun. 30, 2021
Exercise price (in dollars per share) | $ / shares						$ 0.15
Fair value (in dollars per share) | $						$ 0.0680
Series 36 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						1,500,000
Grant date						May 7, 2019
Expiry date						Jun. 30, 2022
Exercise price (in dollars per share) | $ / shares						$ 0.20
Fair value (in dollars per share) | $						$ 0.0680
Series 37 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						100,000
Grant date						October 1, 2018
Expiry date						Jun. 30, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.25
Fair value (in dollars per share) | $						$ 0.0260
Series 38 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares)						100,000
Grant date						October 1, 2018
Expiry date						Dec. 31, 2020
Exercise price (in dollars per share) | $ / shares						$ 0.35
Fair value (in dollars per share) | $						$ 0.0240

[1]	For details on the valuation of Incentive Options and Performance Rights, including models and assumptions used, please refer to Note 15 of the financial statements.
[2]	The above number of Incentive Options granted during the 2019 year and outstanding at June 30, 2019, do not include 1,200,000 Incentive Options that were issued and allotted during the 2019 year but were not granted at June 30, 2019 on the basis that the proposed employee had not yet commenced rendering services to the Group.